Capital stock	12 Months Ended
Aug. 31, 2023
Capital stock.
Capital stock

18. Capital stock

Authorized

Voting Common Shares – Series Founder, Series Investor 1, Series Investor 2, voting and participating

Non-Voting Common Shares, non-voting

Preferred shares, without par value, non-cumulative annual dividend, redeemable at their issue price, non-participating, non-voting

Issued

	2023	2022
	$	$
11,171,800 voting common shares [2022 – 8,471,923]	50,395,717	43,441,591

Subscription and issuance of Voting Common Shares

On January 12, 2022 and February 1, 2022, the Board of Directors authorized the issuance of 25,000 Voting Common Shares and 5,435 Voting Common Shares respectively to a third party in exchange for marketing services provided to the Company.

On January 31, 2022, the Board of Directors authorized the issuance of 6,479 Voting Common Shares to a third party in exchange for sub-contracting services provided to the Company related to research and development.

During the six-month period ended August 31, 2022, the Company issued 53,445 Voting Common Shares to third parties in exchange for marketing services provided to the Company.

On August 25, 2022, the Company issued 2,703 Voting Common Shares upon the exercise of a former employee’s stock options.

During the year ended August 31, 2023, the Company issued a total of 299,393 Voting Common Shares, respectively, to third parties in exchange for marketing services provided to the Company.

During the year ended August 31, 2023, the Company issued 57,219 Voting Common Shares upon the exercises of two former employees and a consultant’s stock options.

During the year ended August 31, 2023, the Company issued 2,398,265 Voting Common Shares and warrants to purchase Voting Common Shares, respectively, as part of the financing rounds for a total cash consideration price of $12,012,591, net of transaction costs of $1,225,676. During the year ended August 31, 2023, the warrants issued are to purchase 2,398,265 Voting Common Shares of the Company for a period of three years from the issuance date at an exercise price at U.S. $4.21.

As at August 31, 2023, the derivative liabilities related to the warrants issued amounted to $5,558,822 [August 31, 2022 – Nil], with the allocated transaction costs of $718,546 recorded in net finance income (expense) [note 22].

	2023	2022
	$	$
Opening balance	—	—
Additions	7,614,510	—
Change in estimate	(2,055,688)	—
Closing balance	5,558,822	—